RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	$ 60	$ 65	$ 64
Due from related parties and current contract assets		111	110
Due to related parties	[1]	139	109	$ 116
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Contract asset		51	45
Due from related parties		48	55
Non-current contract assets		422	402
Due to related parties		93	63
Accrued distributions payable on LP Units and Redeemable/Exchangeable partnership units		36	35
Non-current contract liabilities		562	479
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Due from related parties		12	10
Due to related parties		$ 10	$ 11

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).